Loans (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Composition of Net Loans

The composition of loans, net at December 31, 2017 and 2016 is as follows (in thousands):

	2017	2016
Real Estate:
Land Development and Construction	$25,923	$23,793
Farmland	16,905	18,175
1-4 Family Mortgages	95,925	97,812
Commercial Real Estate	191,736	180,880

Total Real Estate Loans	330,489	320,660

Business Loans:
Commercial and Industrial Loans	58,204	53,761
Farm Production and Other Farm Loans	922	765

Total Business Loans	59,126	54,526

Consumer Loans:
Credit Cards	1,310	1,156
Other Consumer Loans	14,680	18,310

Total Consumer Loans	15,990	19,466

Total Gross Loans	405,605	394,652

Unearned Income	(195)	(601)
Allowance for Loan Losses	(3,019)	(3,903)

Loans, net	$402,391	$390,148

Activity in Related Party Loans

Activity in related party loans during 2017 is presented in the following table.

Balance outstanding at December 31, 2016	$320,426

Principal additions	39,250

Principal reductions	(54,318)

Balance outstanding at December 31, 2017	$305,358

Year-End Non-Accrual Loans, Segregated by Class of Loans

Year-end non-accrual loans, segregated by class of loans, were as follows (in thousands):

	2017	2016
Real Estate:
Land Development and Construction	$—	$133
Farmland	366	234
1-4 Family Mortgages	2,131	1,954
Commercial Real Estate	4,891	6,293

Total Real Estate Loans	7,388	8,614

Business Loans:
Farm Loans	32	—
Commercial and Industrial Loans	78	239

Total Business Loans	110	239

Consumer Loans:
Other Consumer Loans	84	26

Total Consumer Loans	84	26

Total Nonaccrual Loans	$7,582	$8,879

Age Analysis of Past Due Loans, Segregated by Class of Loans

An age analysis of past due loans, segregated by class of loans, as of December 31, 2017 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$281	$—	$281	$25,642	$25,923	$—
Farmland	93	—	93	16,812	16,905	—
1-4 Family Mortgages	2,657	—	2,657	93,268	95,925	—
Commercial Real Estate	2,585	862	3,447	188,289	191,736	807

Total Real Estate Loans	5,616	862	6,478	324,011	330,489	807

Business Loans:
Commercial and Industrial Loans	32	—	32	58,172	58,204	—
Farm Production and Other Farm Loans	19	—	19	903	922	—

Total Business Loans	51	—	51	59,075	59,126	—

Consumer Loans:
Credit Cards	25	6	31	1,279	1,310	6
Other Consumer Loans	422	—	422	14,258	14,680	—

Total Consumer Loans	447	6	453	15,537	15,990	6

Total Loans	$6,114	$868	$6,982	$398,623	$405,605	$813

An age analysis of past due loans, segregated by class of loans, as of December 31, 2016 was as follows (in thousands):

						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days Past Due	Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Days Past Due
Real Estate:
Land Development and Construction	$208	$78	$286	$23,507	$23,793	$—
Farmland	584	65	649	17,526	18,175	—
1-4 Family Mortgages	2,993	596	3,589	94,223	97,812	179
Commercial Real Estate	6,491	185	6,676	174,204	180,880	—

Total Real Estate Loans	10,276	924	11,200	309,460	320,660	179

Business Loans:
Commercial and Industrial Loans	66	186	252	53,509	53,761	—
Farm Production and Other Farm Loans	—	—	—	765	765	—

Total Business Loans	66	186	252	54,274	54,526	—

Consumer Loans:
Credit Cards	7	3	10	1,146	1,156	—
Other Consumer Loans	788	27	815	17,495	18,310	27

Total Consumer Loans	795	30	825	18,641	19,466	27

Total Loans	$11,137	$1,140	$12,277	$382,375	$394,652	$206

Impaired Loans, Segregated by Class of Loans

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2017	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	62
1-4 Family Mortgages	303	—	303	303	46	875
Commercial Real Estate	4,093	—	4,093	4,093	397	4,710

Total Real Estate Loans	4,396	—	4,396	4,396	443	5,647

Business Loans:
Commercial and Industrial Loans	—	—	—	—	—	—
Farm Production and Other Farm Loans	—	—	—	—	—	—

Total Business Loans	—	—	—	—	—	—

Total Loans	$4,396	$—	$4,396	$4,396	$443	$5,647

2016	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$—	$—	$—	$—	$—	$—
Farmland	163	—	163	163	28	119
1-4 Family Mortgages	1,448	—	1,448	1,448	252	2,276
Commercial Real Estate	5,327	—	5,327	5,327	469	8,495

Total Real Estate Loans	6,938	—	6,938	6,938	749	10,890

Business Loans:
Commercial and Industrial Loans	126	—	126	126	38	33
Farm Production and Other Farm Loans	—	—	—	—	—	—

Total Business Loans	126	—	126	126	38	33

Total Loans	$7,064	$—	$7,064	$7,064	$787	$10,923

Troubled Debt Restructurings Segregated by Class

The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

December 31, 2017	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$3,047

Total	3	$4,871	$3,047

December 31, 2016	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	3	$4,871	$3,288

Total	3	$4,871	$3,288

Changes in Troubled Debt Restructurings

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2017	3	$3,288
Additional loans with concessions
Reductions due to:
Principal paydowns		(241)

Total at December 31, 2017	3	$3,047

Detailed Amount of Gross Loans Segregated by Loan Grade and Class

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2017 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$23,720	$2,116	$87	$—	$—	$25,923
Farmland	15,496	377	1,032	—	—	16,905
1-4 Family Mortgages	82,227	5,615	8,083	—	—	95,925
Commercial Real Estate	143,271	41,833	6,632	—	—	191,736

Total Real Estate Loans	264,714	49,941	15,834	—	—	330,489

Business Loans:
Commercial and Industrial Loans	55,081	2,990	133	—	—	58,204
Farm Production and Other Farm Loans	853	9	60	—	—	922

Total Business Loans	55,934	2,999	193	—	—	59,126

Consumer Loans:
Credit Cards	1,304	—	6	—	—	1,310
Other Consumer Loans	14,414	71	137	58	—	14,680

Total Consumer Loans	15,718	71	143	58	—	15,990

Total Loans	$336,366	$53,011	$16,170	$58	$—	$405,605

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2016 (in thousands):

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$23,038	$186	$569	$—	$—	$23,793
Farmland	16,448	776	951	—	—	18,175
1-4 Family Mortgages	86,043	1,754	10,015	—	—	97,812
Commercial Real Estate	161,323	11,072	8,485	—	—	180,880

Total Real Estate Loans	286,852	13,788	20,020	—	—	320,660

Business Loans:
Commercial and Industrial Loans	51,985	1,427	349	—	—	53,761
Farm Production and Other Farm Loans	727	28	10	—	—	765

Total Business Loans	52,712	1,455	359	—	—	54,526

Consumer Loans:
Credit Cards	1,153	—	3	—	—	1,156
Other Consumer Loans	18,027	149	132	2	—	18,310

Total Consumer Loans	19,180	149	135	2	—	19,466

Total Loans	$358,744	$15,392	$20,514	$2	$—	$394,652

Net Chargeoffs Segregated by Class of Loans

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2017	2016	2015
Real Estate:
Land Development and Construction	$97,685	$(17,677)	$(8,700)
Farmland	—	(934)	(5,156)
1-4 Family Mortgages	40,682	154,387	149,014
Commercial Real Estate	—	2,387,956	415,413

Total Real Estate Loans	138,367	2,523,732	550,571

Business Loans:
Commercial and Industrial Loans	164,191	(8,230)	1,585
Farm Production and other Farm Loans	—	—	—

Total Business Loans	164,191	(8,230)	1,585

Consumer Loans:
Credit Cards	(6,654)	9,285	15,493
Other Consumer Loans	44,526	(18,936)	57,661

Total Consumer Loans	37,872	(9,651)	73,154

Total Net Chargeoffs	$340,430	$2,505,851	$625,310

Detailed Activity in Allowance for Possible Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2017, 2016 and 2015:

	Real	Business
2017	Estate	Loans	Consumer	Total

Beginning Balance	$3,117,134	$257,554	$528,108	$3,902,796

Provision for possible loan losses	(827,052)	253,418	30,496	(543,138)

Chargeoffs	168,841	165,685	102,567	437,093

Recoveries	30,474	1,494	64,695	96,663

Net chargeoffs	138,367	164,191	37,872	340,430

Ending Balance	$2,151,715	$346,781	$520,732	$3,019,228

Period end allowance allocated to:
Loans individually evaluated for impairment	$442,589	$—	$—	$442,589

Loans collectively evaluated for impairment	1,709,126	346,781	520,732	2,576,639

Ending Balance	$2,151,715	$346,781	$520,732	$3,019,228

	Real	Business
2016	Estate	Loans	Consumer	Total

Beginning Balance	$5,238,895	$643,248	$591,560	$6,473,703

Provision for possible loan losses	401,971	(393,924)	(73,103)	(65,056)

Chargeoffs	2,567,499	8,035	65,311	2,640,845

Recoveries	43,767	16,265	74,962	134,994

Net chargeoffs	2,523,732	(8,230)	(9,651)	2,505,851

Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

Period end allowance allocated to:
Loans individually evaluated for impairment	$749,090	$37,803	$—	$786,893

Loans collectively evaluated for impairment	2,368,044	219,751	528,108	3,115,903

Ending Balance	$3,117,134	$257,554	$528,108	$3,902,796

2015	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$5,202,151	$873,815	$466,360	$6,542,326

Provision for possible loan losses	587,315	(228,982)	198,354	556,687

Chargeoffs	625,556	32,258	164,091	821,905

Recoveries	74,985	30,673	90,937	196,595

Net chargeoffs	550,571	1,585	73,154	625,310

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

Period end allowance allocated to:
Loans individually evaluated for impairment	$2,996,708	$—	$—	$2,996,708

Loans collectively evaluated for impairment	2,242,187	643,248	591,560	3,476,995

Ending Balance	$5,238,895	$643,248	$591,560	$6,473,703

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment

The Company’s recorded investment in loans as of December 31, 2017 and 2016 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2017	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$4,396	$—	$—	$4,396

Loans collectively evaluated for impairment	326,093	59,126	15,990	401,209

	$330,489	$59,126	$15,990	$405,605

	Real	Business
2016	Estate	Loans	Consumer	Total
Loans individually evaluated for impairment	$6,938	$126	$—	$7,064

Loans collectively evaluated for impairment	313,722	54,400	19,466	387,588

	$320,660	$54,526	$19,466	$394,652